Preferred Shares (Tables)	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
Summarized Group of Preferred Shares Activities
The Group’s preferred shares activities for the years ended December 31, 2017, 2018 and 2019 are summarized below:

	Series A Preferred Shares		Series B Preferred Shares		Series C Preferred Shares		Series C1 Preferred Shares		Series C1+ Preferred Shares		Series D Preferred Shares		Series D1 Preferred Shares		Mezzanine Equity
	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount	Total number of shares	Total amount
		RMB		RMB		RMB		RMB		RMB		RMB		RMB		RMB
Balance as of January 1, 2017	100,000,000	30,658	116,666,650	50,621	142,583,330	119,672	34,697,360	28,601	—	—	—	—	—	—	393,947,340	229,552
Issurance of Preferred Shares	—	—	—	—	—	—	—	—	26,912,090	27,981	128,152,790	206,997	20,023,870	30,809	175,088,750	265,787
Accretions to Preferred Shares redemption value	—	90,763	—	91,065	—	70,518	—	17,480	—	10,575	—	9,963	—	911	—	291,275
Modification of Preferred Shares	—	—	—	4,005	—	—	—	—	—	—	—	—	—	—	—	4,005

Balance as of December 31, 2017	100,000,000	121,421	116,666,650	145,691	142,583,330	190,190	34,697,360	46,081	26,912,090	38,556	128,152,790	216,960	20,023,870	31,720	569,036,090	790,619

Accretions to Preferred Shares redemption value	—	43,312	—	49,731	—	58,960	—	14,352	—	10,983	—	33,138	—	5,709	—	216,185

Balance as of December 31, 2018	100,000,000	164,733	116,666,650	195,422	142,583,330	249,150	34,697,360	60,433	26,912,090	49,539	128,152,790	250,098	20,023,870	37,429	569,036,090	1,006,804

Balance as of January 1, 2019	100,000,000	164,733	116,666,650	195,422	142,583,330	249,150	34,697,360	60,433	26,912,090	49,539	128,152,790	250,098	20,023,870	37,429	569,036,090	1,006,804
Accretions to Preferred Shares redemption value	—	180,143	—	205,054	—	236,152	—	57,540	—	43,427	—	188,341	—	29,529	—	940,186

Balance as of December 31, 2019	100,000,000	344,876	116,666,650	400,476	142,583,330	485,302	34,697,360	117,973	26,912,090	92,966	128,152,790	438,439	20,023,870	66,958	569,036,090	1,946,990